Fair value option - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value option of long-term debt	$ 240
Long-term debt, fair value	$ 387	$ 371